Fair Value of Financial Instruments (Details) (USD $)	9 Months Ended	12 Months Ended
	Apr. 30, 2014	Jul. 31, 2013	Jul. 31, 2012
Derivative Liabilities At Fair Value [Line Items]
Derivative Liabilities, Beginning Balance	$ 51,000	$ 319,000	$ 0
Derivative Issuances	0	0	330,000
Settlement of conversion feature liability	(97,000)	(33,000)
Adjustments To The Fair Value Of Derivatives	56,000	(235,000)	(11,000)
Derivative Liabilities, Ending Balance	10,000	51,000	319,000
Warrant Liability [Member]
Derivative Liabilities At Fair Value [Line Items]
Derivative Liabilities, Beginning Balance	51,000	286,000	0
Derivative Issuances	0	0	297,000
Settlement of conversion feature liability	(97,000)	0
Adjustments To The Fair Value Of Derivatives	56,000	(235,000)	(11,000)
Derivative Liabilities, Ending Balance	10,000	51,000	286,000
Conversion Feature Liability [Member]
Derivative Liabilities At Fair Value [Line Items]
Derivative Liabilities, Beginning Balance	0	33,000	0
Derivative Issuances	0	0	33,000
Settlement of conversion feature liability	0	(33,000)
Adjustments To The Fair Value Of Derivatives	0	0	0
Derivative Liabilities, Ending Balance	$ 0	$ 0	$ 33,000